UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/16

Item 1. Schedule of Investments.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2016 (unaudited)
Franklin Floating Rate Master Series
				% of Net
	Country	Shares	Value	Assets

Common Stocks
Broadcasting
[a] Cumulus Media Inc., A	United States	934	$347	0.00	†
Coal & Consumable Fuels
[a,b] Warrior Met Coal LLC, A	United States	2,894	291,762	0.02
Health Care Services
[a] New Millennium Holdco Inc	United States	65,897	510,702	0.04
Total Common Stocks (Cost $5,928,191)			802,811	0.06

		Principal
		Amount*

Corporate Bonds (Cost $192,910)
Aerospace & Defense
[c] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%,
11/02/20	United States	$192,910	155,037	0.01

[d] Senior Floating Rate Interests
Aerospace & Defense
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	5,262,752	5,223,282	0.36
Second Lien 2013 Replacement Term Loan, 8.25%,
11/29/19	United States	4,823,723	4,721,219	0.33
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	11,910,526	11,971,937	0.83
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	3,923,628	3,678,401	0.26
Term B Loans, 4.50%, 4/09/20	United States	8,590,449	8,128,712	0.56
			33,723,551	2.34
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan,
8.00%, 7/19/21	United States	750,335	730,326	0.05
Airlines
Air Canada, Term Loan, 4.00%, 9/26/19	Canada	8,696,401	8,748,040	0.61
[e] American Airlines Inc., Class B Term Loans, 5.25%,
4/28/23	United States	3,658,355	3,646,922	0.25
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 4/30/20	United States	5,792,164	5,824,746	0.41
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%,
5/23/19	United States	5,795,327	5,800,154	0.40
			24,019,862	1.67
Aluminum
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	7,879,800	7,851,236	0.54
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%,
8/21/22	United States	19,896,254	19,607,758	1.36
The Men’s Wearhouse Inc., Tranche B Term Loan,
4.50%, 6/18/21	United States	7,167,734	7,042,299	0.49
			26,650,057	1.85

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[d] Senior Floating Rate Interests (continued)
Auto Parts & Equipment
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	$5,232,437	$5,049,302	0.35
FRAM Group Holdings Inc. (Autoparts Holdings), Term
Loan, 7.00%, 7/29/17	United States	15,300,883	13,732,542	0.95
TI Group Automotive Systems LLC, Initial U.S. Term
Loan, 4.50%, 6/25/22	United States	20,016,728	20,016,728	1.39
			38,798,572	2.69
Broadcasting
Cumulus Media Holdings Inc., Term Loans, 4.25%,
12/23/20	United States	29,466,782	20,362,784	1.41
Gray Television Inc.,
Initial Term Loan, 3.938%, 6/13/21	United States	15,169,050	15,205,077	1.06
Term Loan C, 4.25%, 6/13/21.	United States	2,817,848	2,833,698	0.20
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	17,811,272	17,829,083	1.24
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	20,346,250	20,486,131	1.42
Sinclair Television Group Inc., Incremental Term Loan
B-1, 3.50%, 7/31/21	United States	1,486,645	1,486,645	0.10
			78,203,418	5.43
Cable & Satellite
CSC Holdings Inc. (Cablevision), Initial Term Loans,
5.00%, 10/09/22.	United States	18,774,626	18,889,620	1.31
UPC Financing Partnership, Facility AH, 3.344%, 6/30/21.	Netherlands	7,863,263	7,861,156	0.55
Virgin Media Bristol LLC, F Facility, 3.649%, 6/30/23	United States	15,351,034	15,343,834	1.06
			42,094,610	2.92
Casinos & Gaming
Aristocrat Technologies Inc., First Lien Initial Term Loan,
4.75%, 10/20/21.	United States	4,418,898	4,444,368	0.31
Caesars Entertainment Resort Properties LLC, Term B
Loans, 7.00%, 10/11/20	United States	2,831,279	2,683,523	0.19
Cannery Casino Resorts LLC,
[f] Second Lien Term Loan, PIK, 12.50%, 10/02/19.	United States	6,970,389	6,970,389	0.48
Term Loan, 6.00%, 10/02/18	United States	20,812,846	20,743,477	1.44
Jack Ohio Finance LLC, Funded Term B Loans, 5.00%,
6/20/19	United States	17,502,196	16,714,598	1.16
Scientific Games International Inc., Term B-1 Loan,
6.00%, 10/18/20.	United States	14,720,200	14,536,197	1.01
			66,092,552	4.59
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.75%, 8/16/20	United States	16,527,211	14,709,217	1.02
Second Lien Initial Term Loan, 12.50%, 2/16/21	United States	2,232,389	1,875,207	0.13
Foresight Energy LLC, Term Loans, 7.50%, 8/21/20	United States	19,905,314	17,516,677	1.22
Peabody Energy Corp.,
[e] Commitment (DIP Facility), 11.50%, 4/18/17	United States	2,189,202	2,194,675	0.15
Term Loan, 4.25%, 9/24/20	United States	44,092,346	19,235,285	1.33
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	3,757,481	2,254,489	0.16
			57,785,550	4.01
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%,
5/01/20	United States	26,906,474	26,401,977	1.83

|2

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[d] Senior Floating Rate Interests (continued)
Communications Equipment
Ciena Corp.,
[e] 2016 Term Loans, 6.00%, 4/25/21	United States	$1,274,656	$1,282,623	0.09
Term Loan, 3.75%, 7/15/19	United States	9,642,100	9,624,022	0.67
CommScope Inc., Tranche 5 Term Loan, 3.828%,
12/29/22	United States	9,411,917	9,439,371	0.65
			20,346,016	1.41
Construction & Engineering
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	1,711,508	1,715,786	0.12
Consumer Electronics
[e] Prime Security Services Borrower LLC, Term B-1 Loans,
7.00%, 5/02/22	United States	2,221,091	2,231,850	0.15
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%,
3/27/20	United States	24,272,476	22,967,830	1.59
Diversified Chemicals
The Chemours Co. LLC, Tranche B Term Loan, 3.75%,
5/12/22	United States	27,732,651	27,108,666	1.88
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%,
5/04/18	United States	10,530,857	10,539,324	0.73
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	10,572,446	10,678,170	0.74
			48,326,160	3.35
Diversified Metals & Mining
FMG America Finance Inc. (Fortescue Metals Group),
Loans, 4.25%, 6/30/19	Australia	40,433,592	38,265,341	2.66
Electric Utilities
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18.	Australia	2,349,968	2,297,094	0.16
Term B Loans, 6.375%, 8/13/19	Australia	35,366,538	34,570,790	2.40
			36,867,884	2.56
Forest Products
Appvion Inc., Term Loan, 6.25%, 6/28/19	United States	10,064,458	9,624,138	0.67
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	13,046,524	13,019,349	0.90
Term Loan C, 8.00%, 5/01/19.	United States	21,904,320	21,858,693	1.52
			44,502,180	3.09
General Merchandise Stores
Dollar Tree Inc., Term B-1 Loans, 3.50%, 3/09/22	United States	3,720,748	3,737,357	0.26
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,140,294	8,066,310	0.56
Term Loan, 5.00%, 6/07/19	United States	3,689,344	3,560,216	0.25
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.50%,
5/04/18	United States	16,460,125	16,474,528	1.14
			28,101,054	1.95

|3

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[d] Senior Floating Rate Interests (continued)
Health Care Facilities
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	$14,767,179	$14,822,556	1.03
Community Health Systems Inc., 2018 Term F Loans,
3.685% - 3.886%, 12/31/18	United States	30,010,501	29,904,984	2.07
			44,727,540	3.10
Health Care Services
Cotiviti Corp., Second Lien Initial Term Loan, 8.00%,
5/13/22	United States	9,455,909	9,160,412	0.64
New Millennium Holdco Inc., Closing Date Term Loan,
7.50%, 12/18/20.	United States	2,250,065	1,755,050	0.12
			10,915,462	0.76
Household Products
Spectrum Brands Inc., Initial Term Loans, 3.50%, 6/23/22.	United States	5,305,734	5,335,578	0.37
Sun Products Corp., Tranche B Term Loan, 5.50%,
3/23/20	United States	14,687,880	14,398,529	1.00
			19,734,107	1.37
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	7,600,494	7,473,817	0.52
Term B-2 Loan, 3.25%, 1/31/22	United States	2,244,485	2,210,818	0.15
Calpine Corp.,
Term Loan (B5), 3.50%, 5/27/22	United States	6,314,896	6,275,920	0.44
Term Loan (B6), 4.00%, 1/15/23	United States	4,987,500	4,979,709	0.35
Term Loan B3, 4.00%, 10/09/19	United States	511,450	511,823	0.03
Term Loan B4, 4.00%, 10/31/20	United States	7,102,847	7,105,070	0.49
			28,557,157	1.98
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	6,510,302	6,380,096	0.44
Second Lien Initial Term Loan, 8.50%, 6/20/22.	United States	9,715,882	9,261,276	0.64
Generac Power Systems Inc., Term Loans, 3.50%,
5/31/20	United States	1,921,985	1,915,978	0.13
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20.	United States	20,659,766	19,643,988	1.37
Onsite Rental Group Operations Pty. Ltd., Term B Loan,
5.50%, 7/30/21	Australia	20,353,196	15,977,259	1.11
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,652,211	1,634,656	0.12
			54,813,253	3.81
Integrated Telecommunication Services
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan,
3.75%, 6/30/19	Luxembourg	24,439,245	22,979,000	1.60
Windstream Corp., Tranche B-5 Term Loan, 3.50%,
8/08/19	United States	6,756,604	6,683,410	0.46
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	7,163,147	7,169,544	0.50
			36,831,954	2.56
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans,
5.00%, 9/10/20	United States	20,138,694	17,445,144	1.21

|4

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[d] Senior Floating Rate Interests (continued)
Investment Banking & Brokerage
Guggenheim Partners Investment Management
Holdings LLC, Initial Term Loan, 4.25%, 7/22/20	United States	$4,681,338	$4,692,068	0.33
IT Consulting & Other Services
Sungard Availability Services Capital Inc., Tranche B
Term Loan, 6.00%, 3/29/19	United States	11,214,957	10,037,387	0.70
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%,
5/28/21	United States	14,829,127	14,384,254	1.00
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	28,125,122	27,632,932	1.92
[g] Town Sports International LLC, Initial Term Loan, 4.50%,
11/15/20	United States	13,485,464	6,203,313	0.43
			48,220,499	3.35
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%,
6/27/18	Marshall Islands	17,433,667	15,428,795	1.07
Metal & Glass Containers
CD&R Millennium U.S. Acquico LLC, Second Lien Initial
Term Loan, 8.75%, 7/31/22	United States	9,037,800	8,179,209	0.57
Movies & Entertainment
Regal Cinemas Corp., Term Loan, 3.75%, 4/01/22	United States	4,587,770	4,612,502	0.32
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	2,976,906	2,959,232	0.21
			7,571,734	0.53
Oil & Gas Equipment & Services
[g] McDermott Finance LLC, Term Loan, 5.25%, 4/16/19.	United States	3,974,588	3,837,962	0.27
Oil & Gas Exploration & Production
[g] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	25,126,172	18,970,260	1.32
[h] Samson Investment Co., Second Lien Tranche I Term
Loan, 6.50%, 9/25/18	United States	9,960,000	157,696	0.01
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%,
5/21/21	United States	20,792,550	16,426,115	1.14
			35,554,071	2.47
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	9,033,283	8,671,951	0.60
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19 .	United States	9,330,350	9,237,047	0.64
			17,908,998	1.24
Packaged Foods & Meats
AdvancePierre Foods Inc., Second Lien Term Loans,
9.50%, 10/10/17.	United States	9,884,439	9,878,261	0.69
B&G Foods Inc., Tranche B Term Loan, 3.75% - 5.50%,
11/02/22	United States	2,249,496	2,261,798	0.16
CSM Bakery Supplies LLC, Second Lien Term Loan,
8.75%, 7/03/21	United States	4,346,846	4,086,035	0.28
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	3,710,526	3,719,803	0.26
Initial Term Loan, 3.75%, 5/25/18	United States	73,517	73,563	0.00
Post Holdings Inc., Series A Incremental Term Loan,
3.75%, 6/02/21	United States	5,934,296	5,970,769	0.41
			25,990,229	1.80

|5

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[d] Senior Floating Rate Interests (continued)
Paper Packaging
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	$11,055,187	$10,972,273	0.76
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans,
5.50%, 4/19/19	United States	23,259,338	18,142,284	1.26
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC,
2015 Incremental Term B Loans, 3.75%, 9/25/22	United States	20,106,843	20,073,325	1.40
Grifols Worldwide Operations USA Inc., US Tranche B
Term Loan, 3.435%, 2/27/21	United States	18,051,061	18,096,189	1.26
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	11,114,245	10,850,281	0.75
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	8,741,935	8,541,596	0.59
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22	United States	15,002,517	14,721,220	1.02
			72,282,611	5.02
Publishing
Cengage Learning Acquisitions Inc., Original Term Loans,
7.00%, 3/31/20	United States	11,889,932	11,842,372	0.82
Semiconductor Equipment
[e] MKS Instruments Inc., Term Loan, 6.50%, 4/29/23.	United States	1,248,739	1,255,764	0.09
Semiconductors
Avago Technologies Cayman Finance Ltd., Term B-1
Dollar Loans, 4.25%, 2/01/23.	United States	11,876,998	11,905,871	0.83
M/A-COM Technology Solutions Holdings Inc., Initial
Term Loan, 4.50%, 5/07/21	United States	6,445,200	6,445,200	0.45
NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%,
12/07/20	United States	3,476,236	3,492,533	0.24
ON Semiconductor Corp., Closing Date Term Loans,
5.25%, 3/31/23	United States	5,000,000	5,033,125	0.35
			26,876,729	1.87
Specialized Consumer Services
Travelport Finance Luxembourg S.A.R.L., Initial Term
Loan, 5.75%, 9/02/21	Luxembourg	17,540,940	17,601,246	1.22
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014
Specified Refinancing Term, 3.75%, 2/01/20	United States	7,011,207	7,011,754	0.49
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 8.00%, 1/17/20.	United States	13,889,020	13,125,124	0.91
Tranche B Term Loan, 4.25%, 7/19/19	United States	6,359,559	6,291,989	0.44
Solenis International LP and Solenis Holdings 3 LLC,
Second Lien Term Loan, 7.75%, 7/31/22.	United States	3,270,000	2,964,801	0.20
			29,393,668	2.04

|6

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[d] Senior Floating Rate Interests (continued)
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19 .	United States	$14,043,105	$9,075,357	0.63
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov)
Replacement Loans, 8.50%, 3/26/20	United States	14,383,539	13,987,992	0.97
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%,
7/09/19	United States	25,031,766	21,402,160	1.49
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/16/18	United States	915,725	907,117	0.06
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	16,136,157	16,104,062	1.12
			61,476,688	4.27
Systems Software
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17 .	United States	3,403,762	3,414,824	0.24
Technology Hardware, Storage & Peripherals
[e] Western Digital Corp., U.S. Term B Loan, 8.00%, 4/29/23 .	United States	9,202,095	9,069,815	0.63
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Loans,
3.75%, 4/30/19	United States	5,361,501	5,379,934	0.37
Trucking
Hertz Corp.,
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	5,380,928	5,387,175	0.37
Tranche B-2 Term Loan, 3.00%, 3/11/18	United States	14,146,777	14,127,325	0.98
			19,514,500	1.35
Total Senior Floating Rate Interests
(Cost $1,415,035,981)			1,327,081,446	92.12

Asset-Backed Securities
Other Diversified Financial Services
[i] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,106,082	0.08
[d,i] Atrium IX, 9A, C, 144A, FRN, 3.886%, 2/28/24	United States	1,200,000	1,203,444	0.08
[d,i] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.834%,
10/20/26	United States	2,100,000	1,953,630	0.14
[d,i] Carlyle Global Market Strategies CLO Ltd., 2014-4A, C,
144A, FRN, 3.778%, 10/15/26	United States	2,600,000	2,598,154	0.18
[d,i] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 3.234%, 1/27/25	United States	1,100,000	1,039,467	0.07
2014-2A, B, 144A, FRN, 3.633%, 10/18/26	United States	3,500,000	3,408,230	0.24
[d,i] Cent CLO LP,
2013-17A, D, 144A, FRN, 3.616%, 1/30/25	United States	800,000	779,200	0.05
2014-22A, B, 144A, FRN, 3.82%, 11/07/26	United States	3,200,000	3,159,456	0.22
[d,i] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN,
3.484%, 7/20/26.	United States	800,000	784,752	0.05
[d,i] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.078%, 7/15/26	United States	2,650,000	2,632,033	0.18
2014-1A, B, 144A, FRN, 2.678%, 7/15/26	United States	2,650,000	2,592,892	0.18
2014-1A, C, 144A, FRN, 3.628%, 7/15/26	United States	2,290,000	2,235,292	0.16
[i] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%,
7/15/25	United States	1,100,000	1,111,990	0.08
[i] Highbridge Loan Management Ltd., 2013-2A, B2, 144A,
5.80%, 10/20/24.	United States	1,190,000	1,202,733	0.08
[d,i] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.834%,
10/20/26	United States	2,400,000	2,397,840	0.17

|7

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[d,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.528%, 4/15/24	United States	800,000	$799,312	0.06
2013-2A, B, 144A, FRN, 3.318%, 4/25/25	United States	800,000	778,192	0.05
[d,i] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.733%,
10/17/26	United States	480,000	471,293	0.03
Total Asset-Backed Securities
(Cost $30,580,818)			30,253,992	2.10

Total Investments before Short Term
Investments (Cost $1,451,737,900)			1,358,293,286	94.29

|8

FRANKLIN FLOATING RATE MASTER TRUST

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Short Term Investments (Cost $77,988,777)
Repurchase Agreements
[j] Joint Repurchase Agreement, 0.282%, 5/02/16
(Maturity Value $77,990,609)
BNP Paribas Securities Corp.
(Maturity Value $28,539,883)
Deutsche Bank Securities Inc.
(Maturity Value $9,494,577)
HSBC Securities (USA) Inc.
(Maturity Value $35,675,244)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $4,280,905)
Collateralized by U.S. Government Agency
Securities, 0.00% - 5.50%, 5/02/16 - 2/26/21; U.S.
Government Agency Securities, Strips, 6/01/17; and
U.S. Treasury Note, 0.625% - 1.625%, 12/31/16 -
2/28/21 (valued at $79,569,209)	United States	77,988,777	$77,988,777	5.42
Total Investments (Cost $1,529,726,677)			1,436,282,063	99.71
Other Assets, less Liabilities			4,244,836	0.29
Net Assets			$1,440,526,899	100.00

See Abbreviations on page 17.

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dThe coupon rate shown represents the rate at period end.
eA portion or all of the security purchased on a delayed delivery basis.
fIncome may be received in additional securities and/or cash.
gAt April 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hDefaulted security or security for which income has been deemed uncollectible.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2016, the aggregate value of these securities was $30,253,992, representing 2.10% of net assets.
jInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2016, all repurchase agreements had been entered into on April 29, 2016.

|9

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2016 (unaudited)

Franklin Lower Tier Floating Rate Fund	Country	Principal Amount	Value
[a] Senior Floating Rate Interests 94.5%
Aerospace & Defense 2.7%
[b] Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	$12,718,060	$11,923,182
Auto Parts & Equipment 9.7%
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 11.00%, 1/29/18	United States	14,535,866	9,884,389
Term Loan, 7.00%, 7/29/17	United States	36,004,954	32,314,446
			42,198,835
Casinos & Gaming 11.9%
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	19,856,718	18,820,455
[c] Cannery Casino Resorts LLC, Second Lien Term Loan, PIK, 12.50%, 10/02/19	United States	14,259,198	14,259,198
Jack Ohio Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	19,578,075	18,697,061
			51,776,714
Coal & Consumable Fuels 5.6%
Foresight Energy LLC, Term Loans, 7.50%, 8/21/20	United States	6,868,410	6,044,201
Peabody Energy Corp., Term Loan,
[b] 10.00%, 4/18/17	United States	4,798,677	4,810,674
4.25%, 9/24/20	United States	23,451,844	10,230,867
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	5,443,807	3,266,284
			24,352,026
Forest Products 12.6%
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	28,294,033	28,235,096
Term Loan C, 8.00%, 5/01/19	United States	27,058,340	27,001,978
			55,237,074
Health Care Equipment 3.3%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	16,315,285	14,398,239
Health Care Services 0.7%
[b] Cotiviti Corp., Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	3,378,164	3,272,596
Industrial Machinery 3.7%
[b] Alfred Fueling Systems Inc. (Wayne Fueling), Second Lien Initial Term Loan, 8.50%,
6/20/22	United States	16,857,767	16,068,992
IT Consulting & Other Services 6.7%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	32,828,406	29,381,424
Leisure Facilities 1.9%
[d] Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	17,911,144	8,239,126
Metal & Glass Containers 1.0%
CD&R Millennium U.S. AcquiCo LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	4,720,613	4,272,154
Oil & Gas Exploration & Production 8.8%
[b,d] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	4,000,000	3,020,000
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	45,006,528	35,555,157
			38,575,157
Packaged Foods & Meats 4.5%
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%, 10/10/17	United States	16,605,236	16,594,858
CSM Bakery Supplies LLC, Second Lien Term Loan, 8.75%, 7/03/21	United States	3,314,718	3,115,835
			19,710,693
Specialty Chemicals 5.8%
HII Holding Corp., Second Lien Term Loan, 9.75%, 12/21/20	United States	9,477,092	9,074,316
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	15,510,000	14,656,950
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan, 7.75%,
7/31/22	United States	1,840,400	1,668,630
			25,399,896
Specialty Stores 14.7%
[b] 99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	15,116,009	9,768,721
BJ's Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20	United States	21,244,671	20,660,443

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2016 (unaudited) (continued)
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	39,388,253	33,676,956
			64,106,120
Systems Software 0.9%
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	3,800,000	3,812,350
Total Senior Floating Rate Interests (Cost $417,734,704)			412,724,578
Other Assets, less Liabilities 5.5%			23,938,238
Net Assets 100.0%			$436,662,816

a The coupon rate shown represents the rate at period end.
b A portion or all of the security purchased on a delayed delivery basis.
c Income may be received in additional securities and/or cash.
d At April 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.

ABBREVIATIONS
Selected Portfolio

PIK - Payment-In-Kind

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2016 (unaudited)

Franklin Middle Tier Floating Rate Fund	Country	Principal Amount*	Value
[a] Senior Floating Rate Interests 90.3%
Aerospace & Defense 1.3%
[b] Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	4,917,946	$4,610,575
Broadcasting 3.3%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	16,462,085	11,375,992
Casinos & Gaming 10.3%
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	36,025,133	35,905,061
Commodity Chemicals 8.7%
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	30,945,749	30,365,516
Consumer Electronics 0.3%
[b] Prime Security Services Borrower LLC, Term B-1 Loans, 7.00%, 5/02/22	United States	1,202,888	1,208,715
Diversified Chemicals 1.9%
[b] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	6,625,284	6,691,537
Electric Utilities 1.9%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	431,713	422,000
Term B Loans, 6.375%, 8/13/19	Australia	6,495,312	6,349,167
			6,771,167
Forest Products 4.9%
Appvion Inc., Term Loan, 6.25%, 6/28/19	United States	17,882,251	17,099,902
Industrial Conglomerates 4.6%
Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	16,458,034	16,190,591
Industrial Machinery 13.6%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/18/21	United States	5,888,606	5,770,834
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	16,602,013	15,785,742
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	33,025,561	25,925,065
			47,481,641
Internet Software & Services 4.7%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	18,834,505	16,315,390
Oil & Gas Exploration & Production 1.1%
[b,c] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	5,000,000	3,775,000
Personal Products 16.5%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	73,972,291	57,698,387
Publishing 4.3%
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	14,874,201	14,814,704
Semiconductor Equipment 0.3%
[b] MKS Instruments Inc., Term Loan, 6.50%, 4/29/23	United States	898,665	903,720
Semiconductors 2.8%
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	9,574,791	9,638,224
Specialized Consumer Services 4.3%
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 5.75%, 9/02/21	Luxembourg	14,904,064	14,955,304
Specialty Chemicals 2.3%
Nexeo Solutions LLC,
Term B-1 Loan, 5.00%, 9/08/17	United States	893,218	892,101
Term B-3 Loan, 5.00%, 9/08/17	United States	1,404,111	1,404,111
[b] Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	6,183,846	5,843,735
			8,139,947
Specialty Stores 1.9%
[b] 99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	10,000,000	6,462,500
Technology Hardware, Storage & Peripherals 1.3%
[b] Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	4,741,194	4,673,039
Total Senior Floating Rate Interests (Cost $327,504,911)			315,076,912

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2016 (unaudited) (continued)

Short Term Investments (Cost $4,080,823) 1.2%
[a] Senior Floating Rate Interests 1.2%
Industrial Machinery 1.2%
[b] WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	4,128,766	4,084,898
Total Investments (Cost $331,585,734) 91.5%			319,161,810
Other Assets, less Liabilities 8.5%			29,706,982
Net Assets 100.0%			$348,868,792

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The coupon rate shown represents the rate at period end.
b A portion or all of the security purchased on a delayed delivery basis.
c At April 30, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

Franklin Floating Rate Master Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss. The Funds did not hold any credit default swap contracts at period end.

The following funds have invested in derivatives during the period.

Franklin Floating Rate Master Series – Swaps

4. INCOME TAXES

At April 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Floating	Franklin Lower	Franklin Middle
	Rate Master	Tier Floating	Tier Floating
	Series	Rate Fund	Rate Fund

Cost of investments	$1,529,554,328	$417,737,362	$331,575,861

Unrealized appreciation	$7,912,298	$8,554,912	$2,884,454
Unrealized depreciation	(101,184,563)	(13,567,696)	(15,298,505)
Net unrealized appreciation (depreciation)	$(93,272,265)	$(5,012,784)	$(12,414,051)

5. RESTRICTED SECURITIES

At April 30, 2016, the following fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Master Series
2,894	Warrior Met Coal LLC, A (Value is 0.02% of Net Assets)	3/31/16	$5,526,953	$291,762

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At April 30, 2016, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Master Series
BMC Softw are Finance Inc., Initial U.S. Revolving Commitment, 9/10/18	$ 6,000,000

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:[a]
Coal & Consumable Fuels	$-	$-	$291,762	$291,762
Health Care Services	-	510,702	-	510,702
All Other Equity Investments[b]	347	-	-	347
Corporate Bonds	-	-	155,037	155,037
Senior Floating Rate Interests	-	1,327,081,446	-	1,327,081,446
Asset-Backed Securities	-	30,253,992	-	30,253,992
Short Term Investments	-	77,988,777	-	77,988,777
Total Investments in Securities	$347	$1,435,834,917	$446,799	$1,436,282,063

Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$-	$50,743	$-	$50,743

Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests	$-	$412,724,578	$-	$412,724,578

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests	$-	$315,076,912	$-	$315,076,912
Short Term Investments	-	4,084,898	-	4,084,898
Total Investments in Securities	$-	$319,161,810	$-	$319,161,810

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
PIK	-	Payment-in-kind

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/ LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 24, 2016

By /s/ GASTON GARDEY_

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 24, 2016